Aug. 29, 2018
KraneShares Zacks New China ETF
KRANE SHARES TRUST KraneShares Zacks New China ETF (the “Fund”)

Supplement dated August 29, 2018 to the currently effective Summary Prospectus,

Statutory Prospectus and Statement of Additional Information, as each may be supplemented, for the Fund

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectus, Statutory Prospectus (each, a “Prospectus” and together, the “Prospectuses”) and Statement of Additional Information listed above and should be read in conjunction with the Prospectuses and Statement of Additional Information.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective on or about November 1, 2018, the Fund’s underlying index will change from the Zacks New China Index to the CSI CICC Select 100 Index. Accordingly, the following changes to the Prospectuses and Statement of Additional Information will become effective on or about that date.

●	All references to the KraneShares Zacks New China ETF are replaced with KraneShares CICC China Leaders 100 Index ETF.

●	In the Fund Summary section related to the Fund in the Prospectuses, the disclosure included under the “Investment Objective” heading is deleted in its entirety and replaced with the following:

The KraneShares CICC China Leaders 100 Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of a specific equity securities index. The Fund’s current index is the CSI CICC Select 100 Index (the “Underlying Index”).

●	In the Fund Summary section related to the Fund in the Prospectuses, the disclosure included under the “Principal Investment Strategies of the Fund” heading is deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Underlying Index and depositary receipts, including American depositary receipts (“ADRs”), representing such components. The Underlying Index includes the China A-Shares of 100 Chinese companies with high historical returns on equity, dividend yields and growth in net profits that have listed China A-Shares, as determined by the index provider, China Securities Index Co., Ltd (“CSI”). China A-Shares are Chinese renminbi (“RMB”)-denominated equity securities issued by companies incorporated in mainland China and listed on the Shenzhen or Shanghai Stock Exchanges.

The “Index Universe” is comprised of all Chinese companies that offer China A-Shares, except that certain China A-Shares will be excluded, such as those that have been listed for less than 500 trading days or are subject to trading suspensions. The Index Universe is screened to exclude stocks of companies with total assets that are less than total liabilities and to exclude stocks falling in the lowest 70% of their industry group, as classified by CSI’s industry classification system, in terms of operating revenue, average daily A-Share float value and average daily trading value during the year prior to the Underlying Index rebalance. CSI then calculates the average return on equity of each remaining stock, adjusted for variability, during the five years prior to the Underlying Index rebalance and removes the stocks in the bottom 50%. The 100 stocks with the highest average dividend yield and growth rate of net profits are then included in the Underlying Index, weighted according to free-float market capitalization with a cap to limit stocks of individual companies to no more than 5% of the index value.

Direct investments in China A-Shares are possible only through the Shanghai-Hong Kong Stock Connect Program or Shenzhen-Hong Kong Stock Connect Program (“Stock Connect Programs”) or Renminbi Qualified Foreign Institutional Investor (“RQFII”) or Qualified Foreign Institutional Investor (“QFII”) license. Exposure to A Shares can also be obtained indirectly by investing in funds that in A Shares. Currently, the Fund plans to achieve its investment objective principally by investing in China A-Shares through the Stock Connect Programs.

The Fund may invest up to 20% of its assets in instruments that are not included in the Underlying Index, but that Krane Funds Advisors, LLC (“Krane”) believes will help the Fund track the Underlying Index. These investments may include equity securities and depositary receipts of issuers whose securities are not components of the Underlying Index, derivative instruments (including swaps, futures and options contracts), other investment companies (including ETFs) and cash or cash equivalents (including money market funds). The other investment companies in which the Fund may invest may be advised, sponsored or otherwise serviced by Krane, and/or its affiliates.

The following China-related securities may be included in this 20% basket, in addition to China A-Shares, which are described above:

●	China B Shares, which are shares of companies listed on the Shanghai or Shenzhen Stock Exchange but quoted and traded in foreign currencies (such as Hong Kong Dollars or U.S. Dollars), which were primarily created for trading by foreign investors.

●	China H Shares, which are shares of companies incorporated in mainland China and listed on the Hong Kong Stock Exchange (“H-Shares”), where they are traded in Hong Kong dollars and may be traded by foreign investors.

●	China N Shares, which are shares of companies with business operations in mainland China and listed on an American stock exchange, such as NYSE or NASDAQ (“N-Shares”).

●	P-Chips, which are shares of private sector companies with a majority of their business operations in mainland China and controlling private Chinese shareholders, which are incorporated outside of mainland China and traded on the Hong Kong Stock Exchange in Hong Kong dollars.

●	Red Chips, which are shares of companies with a majority of their business operations in mainland China and controlled by the central, provincial or municipal governments of the PRC, whose shares are traded on the Hong Kong Stock Exchange in Hong Kong dollars.

●	S-Chips, which are shares of companies with business operations in mainland China and listed on the Singapore Exchange. S-Chip shares are issued by companies incorporated anywhere, but many are registered in Singapore, the British Virgin Islands, the Cayman Islands, or Bermuda.

Although the Fund reserves the right to replicate (or hold all components of) the Underlying Index, the Fund expects to use representative sampling to track the Underlying Index. “Representative sampling” is a strategy that involves investing in a representative sample of securities that collectively have an investment profile similar to the Underlying Index.

As of August 23, 2018, the Underlying Index included 100 securities of companies with a market capitalization range of $677 million to $274 billion and had an average market capitalization of $51 billion. The Underlying Index is rebalanced semi-annually.

The Fund is non-diversified. To the extent the Underlying Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of August 23, 2018, issuers in the Financials sector (25%), Consumer Staples sector (23%) and Consumer Discretionary sector (20%) each represented a significant portion of the Underlying Index.

The Fund may engage in securities lending.

●	In the Fund Summary section related to the Fund in the Prospectuses, the paragraphs that begin with “Information Technology Sector Risk” and “Utilities Sector Risk” included under the “Principal Risks” section are deleted in their entirety and replaced with the following:

Consumer Staples Sector Risk. Companies in the consumer staples sector are subject to government regulation affecting the permissibility of using various food additives and production methods, which could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food and soft drinks may be strongly affected by fads, marketing campaigns, changes in commodity prices and other factors affecting supply and demand.

Financials Sector Risk. The performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

●	In the Fund Summary section related to the Fund in the Prospectuses, the fourth sentence in the first paragraph included under the “Performance Information” heading is deleted in its entirety and replaced with the following:

In addition: (a) prior to December 1, 2015, a sub-adviser was responsible for day-to-day portfolio management of the Fund; (b) prior to November 1, 2018, the Fund sought to provide results that, before fees and expenses, corresponded generally to the price and yield performance of the Zacks New China Index; and (c) prior to June 1, 2016, the Fund sought to provide investment results that, before fees and expenses, corresponded generally to the price and yield performance of the CSI Overseas China Five-Year Plan Index. As of November 1, 2018, seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the CSI CICC Select 100 Index.

●	In the Statutory Prospectus, the “Additional Information About the Fund - Additional Investment Objective, Principal Strategies, Underlying Index and Principal Risks Information - Investment Objective” section below “KraneShares Zacks New China ETF” is deleted in its entirety and replaced with the following:

The Underlying Index includes the China A-Shares of 100 Chinese companies with high historical returns on equity, dividend yields and growth in net profits that have listed China A-Shares, as determined by the index provider, China Securities Index Co., Ltd (“CSI”). China A-Shares are Chinese renminbi (“RMB”)-denominated equity securities issued by companies incorporated in mainland China and listed on the Shenzhen or Shanghai Stock Exchanges.

The “Index Universe” of stocks that generally may be included in the Underlying Index is all Chinese companies that offer China A-Shares, except that certain China A-Shares will be excluded, such as those that have been listed for less than 500 trading days or are subject to trading suspensions. The “Index Universe” is then screened to exclude stocks of companies with total assets that are less than total liabilities. The Index Universe is screened to exclude stocks of companies with total assets that are less than total liabilities and to exclude stocks falling in the lowest 70% of their industry group, as classified by CSI’s industry classification system, in terms of operating revenue, average daily A-Share float value and average daily trading value during the year prior to the Underlying Index rebalance. CSI then calculates the average return on equity of each remaining stock, adjusted for variability, during the 5 years prior to each Underlying Index rebalance and removes the stocks in the bottom 50%. The 100 stocks with the highest average dividend yield and growth rate of net profits are then included in the Underlying Index, weighted according to free-float market capitalization with a cap to limit stocks of individual companies to no more than 5% of the index value.

As of August 23, 2018, the Underlying Index included 100 securities of companies with a market capitalization range of $677 million to $274 billion and had an average market capitalization of $51 billion. The Underlying Index is rebalanced semi-annually.

The Fund is non-diversified. To the extent the Underlying Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of August 23, 2018, issuers in the Financials sector (25%), Consumer Staples sector (23%) and Consumer Discretionary sector (20%) each represented a significant portion of the Underlying Index.

The Underlying Index was created and is maintained by CSI. CSI determines the components and the relative weightings of the component securities in the Underlying Index. CSI is not affiliated with the Fund or Krane.

●	In the Statutory Prospectus, the table below the “Principal Investment Risks” heading is modified to remove each “X” located in the “Information Technology Sector Risk” row and the “Utilities Sector Risk” row of the “KFYP” column. An “X” is inserted in the “Consumer Staples Sector Risk” row and the “Financials Sector Risk” row of the “KFYP” column.

●	In the Statutory Prospectus, the heading “KraneShares Zacks New China ETF” and the two paragraphs below that heading in the “Index Provider Information and Disclaimers” section are deleted in their entirety and “KraneShares CICC China Leaders 100 Index ETF” is inserted directly above “KraneShares CSI China Internet ETF” in the “Index Provider Information and Disclaimers” section.

●	In the Statement of Additional Information, the rows related to the Fund in the tables under “Creation Transaction Fees” and “Redemption Transaction Fees” are replaced with:

KraneShares CICC China Leaders 100 Index ETF	$2,500	2.00%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.